Detail of Certain Balance Sheet Accounts - Current Receivables (Detail) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 30, 2018	Sep. 29, 2018	Sep. 30, 2017
Current receivables
Accounts receivable	$ 9,543	$ 8,553	$ 8,268	$ 7,611
Other			1,258	1,209
Allowance for doubtful accounts			(192)	(187)
Current receivables, Net	$ 10,123		$ 9,334	$ 8,633